Total Capital and Net Income Per Common Unit - Additional Information (Detail) - USD ($)		12 Months Ended
	Oct. 05, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Capital Unit [Line Items]
Days after year-end where limited partner's have right to receive cash distribution		45 days
Minimum percentage of holding by unitholders to remove general partner		66.67%
Net income		$ 157,965,000	$ 217,510,000	$ 218,927,000
Common Units | Maximum
Capital Unit [Line Items]
Cash distribution per unit (USD per share)		$ 0.4625	$ 0.4625	$ 0.4625
Teekay Corporation
Capital Unit [Line Items]
General partner interest percentage		2.00%
Public
Capital Unit [Line Items]
General partner's proportionate contribution		68.30%
Limited Partners
Capital Unit [Line Items]
Distributions payable			$ 0	$ 0
Limited Partners | Common Units
Capital Unit [Line Items]
Net income		$ 134,977,000	$ 174,607,000	$ 174,251,000
Limited Partners | Preferred Units
Capital Unit [Line Items]
Net income		$ 2,719,000
Series A Preferred Stock
Capital Unit [Line Items]
Dividend rate, percentage	9.00%	9.00%